Acquisitions (Schedule of Supplemental Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
MakerBot [Member]
Business Acquisition [Line Items]
Net sales	$ 518,714	$ 230,052
Net loss attributable to Stratasys Ltd.	(23,928)	(30,211)
Net loss per ordinary share attributable to Stratasys Ltd. - basic	$ (0.54)	$ (0.74)
Net loss per ordinary share attributable to Stratasys Ltd. - diluted	$ (0.54)	$ (0.78)
Objet [Member]
Business Acquisition [Line Items]
Net sales		359,054
Net loss attributable to Stratasys Ltd.		(21,577)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted		$ (0.58)
Solid Concepts Inc [Member]
Business Acquisition [Line Items]
Net sales	546,355		785,385
Net loss attributable to Stratasys Ltd.	$ (36,259)		$ (106,924)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.84)		$ (2.12)